Income Taxes - Schedule of Unrecognized Deferred Tax Assets (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	$ 34,541,435	$ 32,712,066	$ 34,712,675
Net operating losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	21,487,804	19,625,642	20,664,345
Scientific research and experimental development
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	6,362,152	6,338,542	7,406,169
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	4,068,105	4,222,016	3,988,606
Undepreciated capital costs in excess of book value of property and equipment and intellectual property
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	1,927,709	1,908,320	1,949,611
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	689,193	611,072	696,346
Net capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	$ 6,472	$ 6,474	$ 7,598